Loss Per Share of Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Years Ended December 31,
	2021	2020 (Restated)
Numerator:
Net loss attributable to common shareholders	$(26,648)	$(6,617)
Denominator:
Weighted average common shares outstanding – basic and diluted	6,358,988	3,264,780
Net loss per share attributable to common shareholders – basic and diluted	$(4.19)	$(2.03)

Schedule of computation of diluted net loss per share attributable to common shareholders
	March 31,	March 31,
	2022	2021
Warrants and stock options	3,193,950	1,301,878
Series A Convertible Preferred stock	9,717,929	—
Convertible debt	—	114,076
	12,911,879	1,415,954

	As of December 31,
	2021	2020
Warrants and stock options	3,193,950	1,301,878
Series A Convertible Preferred stock	1,997,982	—
Convertible debt	—	19,204
	5,191,932	1,321,082